Employee Benefits - Summary of Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Abstract]
Discount rate (1% movement)	$ (257)	$ (251)
Future salary growth (1% movement)	275	276
Withdrawal rates (10% movement)	(632)	(636)
Discount rate (1% movement)	280	274
Future salary growth (1% movement)	(260)	(260)
Withdrawal rates (10% movement)	$ 1,185	$ 1,240